Acquisitions and Dispositions Acquisitions and Dispositions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2013
Allocation of purchase price [Line Items]
Business Acquisition, Pro Forma Revenue	$ 10,417	$ 9,770
Assets, Current	2,035,219	1,967,938
Inventory, Net	1,556,705	1,542,318
Property, Plant and Equipment, Net	950,388	796,356
Deferred Tax Assets, Gross	99,265	98,234	2,300
Total assets	4,141,492	3,819,478
Liabilities, Current	1,922,199	1,865,176
Deferred Tax Liabilities, Gross	186,044	199,997
Business Acquisition, Pro Forma Net Income (Loss)	95	126
Businesses acquired [Member]
Allocation of purchase price [Line Items]
Assets, Current	6,601	26,884
Inventory, Net	131,878	164,655
Property, Plant and Equipment, Net	80,520	72,328
Intangible Assets, Net (Including Goodwill)	183,449	305,876
Deferred Tax Assets, Gross	7,265
Other Assets		864
Total assets	409,713	570,607
Liabilities, Current	37,545	123,025
Deferred Tax Liabilities, Gross		28,738
Long-term Debt	13,250	68,639
Liabilities	$ 50,795	$ 220,402